Other Current Assets	12 Months Ended
Mar. 31, 2023
Other Current Assets [Abstract]
Other Current Assets
24)
OTHER CURRENT ASSETS

	As at March 31
Particulars	2022	2023
Advance to suppliers^	72,877	116,190
Prepaid expenses	4,228	3,519
Receivable from related party#	—	49
Other assets*	877	2,206
Total	77,982	121,964

* Other assets includes amount recoverable of USD 117 (March 31, 2022: USD 117), which is currently in an escrow account (refer note 8 (a)).

# Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee) (refer note37).

^ The Company pays advances to airlines for the procurement of airline tickets. These advances are utilized against the subsequent purchase of airline tickets. The outstanding airline advances as at Balance Sheet date includes advances amounting to USD 20,487 advanced to Go Airlines (India) Limited ("Go First"). Out of these advances to Go First, the Company has subsequently utilized USD 12,858.

On May 2, 2023, Go First filed an application for voluntary insolvency resolution proceedings before the National Company Law Tribunal ("NCLT") in India. On May 10, 2023, the NCLT admitted the application and granted protection to Go First by imposing a moratorium against recovery by lessors, lenders, and other creditors of Go First. In addition, the NCLT has appointed a resolution professional (‘RP’) to operate Go First and to maintain Go First as a going concern.

It is understood that the RP has prepared a revival plan and is making progress in getting interim funding sanctioned from the Committee of Creditors of Go First for funding the airline’s operations. Since the filing for voluntary insolvency, there have been several developments in favour of for Go First’s possible resumption of operations including relief via moratorium from lease payments, interim approvals for the proposed revival plan and in-principal approval for funding among others including receipt of regulatory approval subject to certain conditions from Director General of Civil Aviation which is the aviation regulator in India. The regulatory approval though subject to conditions such as arrangement of interim funding, ensuring continuing airworthiness of the aircrafts, outcome of the ongoing insolvency resolution proceedings at NCLT and the High Court of Delhi, is critical to the revival process.

Considering the above developments, the Company does not believe that there is significant uncertainty with respect to resumption of operations by Go First which could lead to the impairment of the outstanding advances.